Income Taxes (Details) - Schedule of Loss Before Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loss Before Taxes [Abstract]
Domestic (Israel)	$ 23,348	$ 38,274	$ 41,197
Foreign	448	1,154	1,404
Total	$ 23,796	$ 39,428	$ 42,601